Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INSTITUTIONAL FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2020
Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Growth Fund May 1, 2020
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 56.89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess the potential for capital appreciation, based on a bottom-up fundamental stock selection process. The process includes analysis of a company’s business and financial models, as well as understanding its financial statements, to assess the potential for long-term growth in sales and cash flow. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also concentrated in that industry or group of industries. Currently, the Fund has a concentration in the stocks of health care and technology companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations less than $5.0 billion.
  At least 80% of the Fund’s total assets are invested in small-cap growth stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
  Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Fund bears concentration risk.
  Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
  Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.
  Health Care Industry risk: Companies in the health care industry are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Technology Industry risk: Companies in the technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the past one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

		Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the annual return and average annual returns of the Fund. The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the past one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-914-8716
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.institutionalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Fourth quarter 2010	16.58%
Worst	Third quarter 2011	(20.25)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	and actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and sales of Fund shares may be higher than other measures of returns for the same period due to an assumed tax benefit of realizing a capital loss upon the sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Return after taxes on distributions and sales of Fund shares may be higher than other measures of returns for the same period due to an assumed tax benefit of realizing a capital loss upon the sale of Fund shares at the end of the measurement period.
Small Cap Growth Fund | Small Cap Growth Fund Class
Risk/Return:	rr_RiskReturnAbstract
Wire transfer charge for redemptions with proceeds less than $5,000.00	rr_RedemptionFee	$ 50	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,293
10 Years	rr_ExpenseExampleYear10	3,172
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,172
2010	rr_AnnualReturn2010	31.44%
2011	rr_AnnualReturn2011	(2.52%)
2012	rr_AnnualReturn2012	5.04%
2013	rr_AnnualReturn2013	41.25%
2014	rr_AnnualReturn2014	5.85%
2015	rr_AnnualReturn2015	(2.31%)
2016	rr_AnnualReturn2016	8.19%
2017	rr_AnnualReturn2017	24.20%
2018	rr_AnnualReturn2018	(12.74%)
2019	rr_AnnualReturn2019	26.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Past One Year	rr_AverageAnnualReturnYear01	26.67%
Past Five Years	rr_AverageAnnualReturnYear05	7.73%
Past Ten Years	rr_AverageAnnualReturnYear10	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Small Cap Growth Fund | Return after taxes on distributions | Small Cap Growth Fund Class
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	25.92%
Past Five Years	rr_AverageAnnualReturnYear05	5.98%
Past Ten Years	rr_AverageAnnualReturnYear10	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Small Cap Growth Fund | Return after taxes on distributions and sales of shares | Small Cap Growth Fund Class
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	16.20%
Past Five Years	rr_AverageAnnualReturnYear05	5.74%
Past Ten Years	rr_AverageAnnualReturnYear10	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Small Cap Growth Fund | Russell 2000 Growth® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	28.48%
Past Five Years	rr_AverageAnnualReturnYear05	9.34%
Past Ten Years	rr_AverageAnnualReturnYear10	13.01%

[1]	$ 0 - $50
[2]	The Adviser contractually agreed beginning as of January 1, 2013 to limit the Fund’s total operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities) to its investment management fees. This contractual obligation may not be terminated before April 30, 2021, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1. The Example below reflects the expense reimbursement for the first year only.